Long-Term Debt (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Secured long-term debt		$ 5,876	$ 5,875
Total long-term debt	$ 6,126	6,151	5,875
Unamortized discount and debt issuance costs	(40)	(34)	(36)
Less amount due currently	(250)	(550)	(324)
Long-term debt, less amounts due currently	5,836	$ 5,567	5,515
Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 6,126
5.000% Fixed Senior Notes Due September 30, 2017 [Member]
Debt Instrument [Line Items]
Secured long-term debt			$ 324
Interest percentage		5.00%	5.00%
Due date		Sep. 30, 2017
6.80% Fixed Senior Notes Due September 1, 2018 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 550	$ 550
Interest percentage	6.80%	6.80%	6.80%
Due date	Sep. 01, 2018	Sep. 01, 2018
2.15% Fixed Senior Notes Due June 1, 2019 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 250	$ 250
Interest percentage	2.15%	2.15%	2.15%
Due date	Jun. 01, 2019	Jun. 01, 2019
2.15% Fixed Senior Notes Due June 1, 2019 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 250
5.75% Fixed Senior Notes Due September 30, 2020 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 126	$ 126
Interest percentage	5.75%	5.75%	5.75%
Due date	Sep. 30, 2020	Sep. 30, 2020
5.75% Fixed Senior Notes Due September 30, 2020 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 126
4.10% Fixed Senior Notes Due June 1, 2022 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 400	$ 400
Interest percentage	4.10%	4.10%	4.10%
Due date	Jun. 01, 2022	Jun. 01, 2022
4.10% Fixed Senior Notes Due June 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 400
7.00% Fixed Debentures Due September 1, 2022 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 800	$ 800
Interest percentage	7.00%	7.00%	7.00%
Due date	Sep. 01, 2022	Sep. 01, 2022
7.00% Fixed Debentures Due September 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 800
2.95% Fixed Senior Notes Due April 1, 2025 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 350	$ 350
Interest percentage	2.95%	2.95%	2.95%
Due date	Apr. 01, 2025	Apr. 01, 2025
2.95% Fixed Senior Notes Due April 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 350
3.70% Fixed Senior Notes Due November 15, 2028 [Member]
Debt Instrument [Line Items]
Interest percentage	3.70%
Due date	Nov. 15, 2028
3.70% Fixed Senior Notes Due November 15, 2028 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 350
7.00% Fixed Senior Notes Due May 1, 2032 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 500	$ 500
Interest percentage	7.00%	7.00%	7.00%
Due date	May 01, 2032	May 01, 2032
7.00% Fixed Senior Notes Due May 1, 2032 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 500
7.25% Fixed Senior Notes Due January 15, 2033 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 350	$ 350
Interest percentage	7.25%	7.25%	7.25%
Due date	Jan. 15, 2033	Jan. 15, 2033
7.25% Fixed Senior Notes Due January 15, 2033 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 350
7.50% Fixed Senior Notes Due September 1, 2038 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 300	$ 300
Interest percentage	7.50%	7.50%	7.50%
Due date	Sep. 01, 2038	Sep. 01, 2038
7.50% Fixed Senior Notes Due September 1, 2038 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 300
5.25% Fixed Senior Notes Due September 30, 2040 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 475	$ 475
Interest percentage	5.25%	5.25%	5.25%
Due date	Sep. 30, 2040	Sep. 30, 2040
5.25% Fixed Senior Notes Due September 30, 2040 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 475
4.55% Fixed Senior Notes Due December 1, 2041 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 400	$ 400
Interest percentage	4.55%	4.55%	4.55%
Due date	Dec. 01, 2041	Dec. 01, 2041
4.55% Fixed Senior Notes Due December 1, 2041 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 400
5.30% Fixed Senior Notes Due June 1, 2042 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 500	$ 500
Interest percentage	5.30%	5.30%	5.30%
Due date	Jun. 01, 2042	Jun. 01, 2042
5.30% Fixed Senior Notes Due June 1, 2042 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 500
3.75% Fixed Senior Notes Due April 1, 2045 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 550	$ 550
Interest percentage	3.75%	3.75%	3.75%
Due date	Apr. 01, 2045	Apr. 01, 2045
3.75% Fixed Senior Notes Due April 1, 2045 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 550
3.80% Fixed Senior Notes Due September 30, 2047 [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 325
Interest percentage	3.80%	3.80%	3.80%
Due date	Sep. 30, 2047	Sep. 30, 2047
3.80% Fixed Senior Notes Due September 30, 2047 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 325
4.10% Fixed Senior Notes Due November 15, 2048 [Member]
Debt Instrument [Line Items]
Interest percentage	4.10%
Due date	Nov. 15, 2048
4.10% Fixed Senior Notes Due November 15, 2048 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 450
Term Loan Credit Agreement Due No Later Than March 26, 2019 [Member]
Debt Instrument [Line Items]
Term loan		$ 275
Interest percentage		2.452%
Due date	Mar. 26, 2019	Mar. 26, 2019